Rochdale Large Growth Portfolio (Prospectus Summary) | Rochdale Large Growth Portfolio
Rochdale Large Growth Portfolio
Investment Objective
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Rochdale Large Growth Portfolio
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rochdale Large Growth Portfolio
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.65%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.41%
[1]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rochdale Large Growth Portfolio	144	447	772	1,691

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual
Fund Operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 29.58% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests in equity securities of select large growth-style companies. Generally, the Portfolio will invest, under normal conditions, at least 80% of its net assets in large U.S. companies with market capitalizations similar to those securities included in indices generally regarded as large-cap, such as the S&P 500 Index. As of
December 31, 2011, the benchmark S&P 500/Citi Growth Index ranged in capitalization from $2.415 billion to $406.272 billion, and the weighted average market capitalization of the Portfolio was $30.512 billion.
Growth companies and industries are those expected to grow earnings and revenues faster than does the average company or industry. Within the large-cap growth universe, Rochdale Investment Management LLC (the
"Advisor") assesses multiple fundamental criteria to identify the most attractive companies for investment. Such fundamental criteria include price to earnings ratio, earnings growth rate, revenue growth rate, return on equity, debt to equity ratio and margin. The Advisor's multi
-factor approach is a methodology that ranks each industry and company according to specific fundamental factors, such as valuation, growth, and quality factors. The Advisor then invests predominantly in top-
ranked companies within the top-ranked industries with a view to providing investors with the returns and risks associated with broadly diversified exposure to the large-cap growth asset class. Consistent with the Portfolio's investment objective, the Portfolio seeks incremental outperformance relative to the broad large-cap growth market over the long term. The Advisor regularly monitors the fundamentals of each company and will sell a company whose fundamentals ranking, valuation, or other factors no longer meets our criteria.  In addition, the Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income.
Such loans of Portfolio securities may not exceed one-half of the value of the Portfolio's total assets.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. The principal risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.
   Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The market may also undervalue the stocks held by the Portfolio.
   Additionally, a rise in interest rates may result in a decline in the equity market.

o  Growth Stock Risk - The risk that growth style companies lose value or move out of favor. Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

o  Security Lending Risk - The risks associated with lending securities consist of declines in the value of the collateral, possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty.
Performance
The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011.
Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Portfolio's average return over time compared with broad-based market indices. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance is available at www.rochdale.com.
Calendar Year Total Returns

Quarterly Return Quarter Ended Highest 18.69% 9/30/2009 Lowest -24.52% 9/30/2011
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Rochdale Large Growth Portfolio	Return Before Taxes	(19.25%)	(4.07%)	(1.16%)
Rochdale Large Growth Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(19.25%)	(4.16%)	(1.22%)
Rochdale Large Growth Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(12.52%)	(3.42%)	(0.98%)
Rochdale Large Growth Portfolio S&P 500/Citigroup Growth Index	S&P 500/Citigroup Growth Index (reflects no deduction for fees, expenses or taxes)	4.65%	2.38%	2.84%
Rochdale Large Growth Portfolio Lipper Large-Cap Growth Category Average	Lipper Large-Cap Growth Category Average	(1.93%)	0.95%	1.93%

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The "Return After Taxes on
Distributions and Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.